NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Nature And Continuance Of Operations
NATURE AND CONTINUANCE OF OPERATIONS

1.	NATURE AND CONTINUANCE OF OPERATIONS

Draganfly Inc. (the “Company”) was incorporated on June 1, 2018 under the Business Corporations Act (British Columbia). The Company creates unmanned and remote data collection and analysis platforms and systems that are designed to revolutionize the way companies do business. The Company’s shares trade on the following stock exchanges: NASDAQ: DPRO; CSE: DPRO; FSE: 3U8A. The Company’s head office is located at 235 103rd St. E, Saskatoon, SK, S7N 1Y8 and its registered office is located at 2800 – 666 Burrard Street, Vancouver, BC, V6C 2Z7.

Recognized as being at the forefront of UAV (“unmanned aerial vehicle”) technology for over two decades, Draganfly is an award-winning, industry-leading manufacturer, contract engineering, and product development company within the commercial UAV space serving the public safety, civil, military, agriculture, industrial inspections, and mapping and surveying markets. Draganfly is a company driven by passion, ingenuity, and the need to provide efficient solutions and first-class services to its customers around the world with the goal of saving time, money, and lives.